Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Landmark Infrastructure Partners LP DI Issuer LLC 400 Continental Blvd., Suite 500 El Segundo, California 90245	1 October 2021

Re:	DI Issuer LLC (the “Issuer”)

Secured Data Center Revenue Term Notes, Series 2021-1 (the “Notes”)

Tenant Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Landmark Infrastructure Partners LP (“Landmark”), the Issuer and Guggenheim Securities, LLC (“Guggenheim,” together with Landmark and the Issuer, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of fee simple ownership interests in certain data centers (the “Data Centers”) and the corresponding tenant leases (the “Tenant Leases”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Landmark, on behalf of the Issuer, provided us with:

a.	An electronic data file and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that Landmark, on behalf of the Issuer, indicated contains information relating to the Data Centers and corresponding Tenant Leases as of 1 August 2021 (the “Statistical Disclosure Date”),
b.	An electronic data file labeled “LMRK - Data Center Data Tape 8.12.21.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File,” together with the Preliminary Data File, the “Provided Data Files”), that Landmark, on behalf of the Issuer, indicated contains information relating to the Data Centers and corresponding Tenant Leases as of the Statistical Disclosure Date,
c.	Imaged copies of:
i.	The lease agreement, amendment to lease agreement, lease abstract, memorandum of lease, master net lease agreement, memorandum of master net lease agreement, tenant estoppel certificate or other related documents (collectively and as applicable, the “Lease Agreement”),
ii.	A printed screenshot of the tenant’s parent company bond credit ratings (the “Ratings Screen Shot”),
iii.	The property condition assessment, environmental site assessment, land title survey or other related documents (collectively and as applicable, the “Property Assessment Documentation”),
iv.	The site visit report (the “Site Visit Report”),
v.	The investor committee memorandum (the “Investor Committee Memorandum”) and
vi.	The owner’s policy of title insurance (the “Title Insurance Documentation,” together with the Lease Agreement, Ratings Screen Shot, Property Assessment Documentation, Site Visit Report and Investor Committee Memorandum, the “Sources”),

as applicable, that Landmark, on behalf of the Issuer, indicated relate to each Data Center and corresponding Tenant Lease,

d.	The list of relevant characteristics (the “Compared Characteristics”) on the Provided Data Files, which is shown on Exhibit 1 to Attachment A,
e.	The list of relevant characteristics (the “Recalculated Characteristics”) on the Data File, that Landmark, on behalf of the Issuer, instructed us to recalculate using information on the Data File, as described in Attachment A,
f.	The list of relevant characteristics (the “Provided Characteristics”) on the Provided Data Files, which is shown on Exhibit 2 to Attachment A, on which Landmark, on behalf of the Issuer, instructed us to perform no procedures and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 12 Tenant Leases on the Provided Data Files are referred to as Tenant Lease Numbers 1 through 12.

For the purpose of the procedures described in this report, the Provided Data Files are the “Subject Matter” as of the date of this report. We performed certain procedures on earlier versions of the Subject Matter and communicated any differences prior to being provided the final Subject Matter which was subjected to the procedures described below.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuer is responsible for the Subject Matter, Provided Data Files, Sources, Compared Characteristics, Recalculated Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Provided Characteristics or any other information provided to us, or that we were instructed to obtain, as applicable, by Landmark, on behalf of the Issuer, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Data Centers or Tenant Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Landmark, on behalf of the Issuer, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Tenant Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,
ii.	The value of the collateral securing the Tenant Leases,
iii.	Whether the originator(s) of the Tenant Leases complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Data Centers or Tenant Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 October 2021

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	For each Tenant Lease, we compared the Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided to us by Landmark, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A and the succeeding paragraph(s) of this Item.

The Source(s) that we were instructed by Landmark, on behalf of the Issuer, to use for each Compared Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Compared Characteristic, Landmark, on behalf of the Issuer, instructed us to note agreement if the value on the Preliminary Data File for such Compared Characteristic agreed with the corresponding information on at least one of the Sources for such Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Compared Characteristics listed on Exhibit 1 to Attachment A.

2.	As instructed by Landmark, on behalf of the Issuer, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to Landmark. The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

3.	For each Tenant Lease, we compared each Compared Characteristic listed on Exhibit 1 to Attachment A, all as shown on the Data File, to the corresponding information on the Updated Preliminary Data File. All such compared information was found to be in agreement.

4.	For each Tenant Lease, using the:
a.	Expiration date (including renewals), as shown on the Data File, and
b.	Statistical Disclosure Date,

we recalculated the remaining term (including renewals) Recalculated Characteristic. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

5.	For each Tenant Lease, using the:
a.	Expiration date, as shown on the Data File, and
b.	Statistical Disclosure Date,

we recalculated the remaining term Recalculated Characteristic. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

Attachment A Page 2 of 2

6.	For each Tenant Lease, using the:
a.	Expiration Date (including renewals), as shown on the Data File, and
b.	Lease commencement date, as shown on the Data File,

we recalculated the total term Recalculated Characteristic. We compared this Recalculated Characteristic to the corresponding information on the Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Compared Characteristics and Sources

Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
LD asset ID	LD asset ID	Lease Agreement	i.
Address	Address	Lease Agreement	ii.
City	City	Lease Agreement
State	State	Lease Agreement	ii.
Tenant name	Tenant Name	Lease Agreement	iii.
RPI type	RPI Type	Title Insurance Documentation	iv.
PC/PP bond rating	PC/PP Bond Rating	Investor Committee Memorandum or Ratings Screen Shot	v.
Annualized base rent	Annualized Base Rent	Lease Agreement and recalculation	vi.
Lease commencement date	Lease Commencement Date	Lease Agreement	vii.
Expiration date	Expiration Date	Lease Agreement and recalculation (if applicable)	viii.
Expiration date (including renewals)	Expiration Date (including renewals)	Lease Agreement and recalculation	ix.
Initial term	Initial Term	Lease Agreement and recalculation (if applicable)	x.
Renewal term option	Renewal Term Option	Lease Agreement
Number of renewals	# of Renewals	Lease Agreement
Annual escalator	Annual Escalator	Lease Agreement and recalculation (if applicable)	xi.
Payment frequency	Payment Frequency	Lease Agreement
DC type	Type	Investor Committee Memorandum	xii.
Purchase price	Purchase Price	Title Insurance Documentation or Investor Committee Memorandum	xiii.
Occupancy	Occupancy	Lease Agreement
Square feet	SF	Property Assessment Documentation, Investor Committee Memorandum, Lease Agreement or Site Visit Report	xiv.

Exhibit 1 to Attachment A

Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
Critical load (MWs)	Critical Load (MWs)	(a) Investor Committee Memorandum, (b) Investor Committee Memorandum and recalculation or (c) Lease Agreement and recalculation	xv.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the indicated Compared Characteristics for each Tenant Lease, Landmark, on behalf of the Issuer, instructed us to ignore differences due to abbreviations, truncations or spelling errors.

iii.	For the purpose of comparing the tenant name Compared Characteristic for each Tenant Lease (except for Tenant Lease Number 3), Landmark, on behalf of the Issuer, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the tenant name Compared Characteristic for Tenant Lease Number 3, Landmark, on behalf of the Issuer, instructed us to note agreement with a tenant name value of “London Stock Exchange Group (Refinitiv US Holdings Inc.),” as shown on the Preliminary Data File, if the corresponding tenant name value, as shown in the Lease Agreement, was “Refinitiv US Holdings, Inc.”

iv.	For the purpose of comparing the RPI type Compared Characteristic for each Tenant Lease (except for Tenant Lease Numbers 6, 7 and 9), Landmark, on behalf of the Issuer, instructed us to use the Title Insurance Documentation as the Source.

For the purpose of comparing the RPI type Compared Characteristic for Tenant Lease Numbers 6, 7 and 9, Landmark, on behalf of the Issuer, instructed us to use the RPI type corresponding to Parcel 1, as shown in the Title Insurance Documentation.

Exhibit 1 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the PC/PP bond rating Compared Characteristic for each Tenant Lease (except for (a) Tenant Lease Number 3 and (b) the Tenant Leases described in the succeeding paragraph(s) of this note), Landmark, on behalf of the Issuer, instructed us to use the Investor Committee Memorandum as the Source.

For the purpose of comparing the PC/PP bond rating Compared Characteristic for Tenant Lease Number 3, Landmark, on behalf of the Issuer, instructed us to use the Ratings Screen Shot as the Source.

Landmark, on behalf of the Issuer, instructed not to compare the PC/PP bond rating Compared Characteristic for any Tenant Lease with a PC/PP bond rating value of “NR,” as shown on the Preliminary Data File.

vi.	For the purpose of comparing the annualized base rent Compared Characteristic for each Tenant Lease (except for Tenant Lease Number 5), Landmark, on behalf of the Issuer, instructed us to:
a.	Recalculate the annualized base rent by multiplying:
i.	The monthly base rent corresponding to 1 August 2021, which we determined using the information, assumptions and methodologies described in the Lease Agreement, by
ii.	12

and

b.	Ignore differences of +/- $1.00 or less.

For the purpose of comparing the annualized base rent Compared Characteristic for Tenant Lease Number 5, Landmark, on behalf of the Issuer, instructed us to:

a.	Recalculate the annualized base rent by multiplying:
i.	The monthly base rent corresponding to 1 August 2021, which we determined using the information, assumptions and methodologies described in the Lease Agreement, by
ii.	12,
b.	Multiply the result obtained in a. above by 0.78, which Landmark, on behalf of the Issuer, indicated was the CAD to USD exchange rate

and

c.	Ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Notes: (continued)

vii.	For the purpose of comparing the lease commencement date Compared Characteristic for each Tenant Lease (except for Tenant Lease Numbers 7 and 9), Landmark, on behalf of the Issuer, instructed us to use the lease commencement date, as shown in the Lease Agreement.

For the purpose of comparing the lease commencement date Compared Characteristic for Tenant Lease Numbers 7 and 9, Landmark, on behalf of the Issuer, instructed us to use the lease agreement effective date, as shown in the Lease Agreement.

viii.	For the purpose of comparing the expiration date Compared Characteristic for each Tenant Lease, Landmark, on behalf the Issuer, instructed us to use the expiration date, as shown in the Lease Agreement, or if the Lease Agreement did not contain the expiration date, to recalculate the next expiration date using the information, assumptions and methodologies described in the Lease Agreement.

ix.	For the purpose of comparing the expiration date (including renewals) Compared Characteristic for each Tenant Lease, Landmark, on behalf of the Issuer, instructed us to recalculate the expiration date (including renewals) by adding the:
a.	Result of multiplying the:
i.	Number of renewals

by

ii.	Renewal term option

to

b.	Expiration date,

all as shown in the Lease Agreement (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the initial term Compared Characteristic for each Tenant Lease, Landmark, on behalf the Issuer, instructed us to use the initial term, as shown in the Lease Agreement, or if the Lease Agreement did not contain the initial term, to recalculate the initial term using the information, assumptions and methodologies described in the Lease Agreement.

xi.	For the purpose of comparing the annual escalator Compared Characteristic for each Tenant Lease (except for Tenant Lease Numbers 4 and 6), Landmark, on behalf of the Issuer, instructed us to use the annual escalator, as shown in the Lease Agreement, or if the Lease Agreement did not contain the annual escalator, to recalculate the annual escalator using the information, assumptions and methodologies described in the Lease Agreement.

Landmark, on behalf of the Issuer, instructed not to compare the annual escalator Compared Characteristic for Tenant Lease Number 4, which had an annual escalator value of “0.00%,” as shown on the Preliminary Data File.

For the purpose of comparing the annual escalator Compared Characteristic for Tenant Lease number 6, Landmark, on behalf the Issuer, instructed us to recalculate the annual escalator by dividing:

a.	40%, which Landmark, on behalf of the Issuer, indicated was the growth rate by

b.	The initial term, as shown on the Preliminary Data File.

xii.	For the purpose of comparing the DC type Compared Characteristic for each Tenant Lease, Landmark, on behalf of the Issuer, instructed us to note agreement if the DC type value, as shown on the Preliminary Data File, agreed to at least one DC type value, as shown in the Investor Committee Memorandum. We performed no procedures to reconcile any differences that may exist relating to the information shown in the Investor Committee Memorandum.

xiii.	For the purpose of comparing the purchase price Compared Characteristic for each Tenant Lease (except for Tenant Lease Numbers 5, 7 and 9), Landmark, on behalf of the Issuer, instructed us to use the Title Insurance Documentation as the Source.

For the purpose of comparing the purchase price Compared Characteristic for Tenant Lease Numbers 5, 7 and 9, Landmark, on behalf of the Issuer, instructed us to use the Investor Committee Memorandum as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

xiv.	For the purpose of comparing the square feet Compared Characteristic for each Tenant Lease (except for Tenant Lease Numbers 1, 2, 4, 5 and 6), Landmark, on behalf of the Issuer, instructed us to use the Property Assessment Documentation as the Source.

For the purpose of comparing the square feet Compared Characteristic for Tenant Lease Numbers 1, 2 and 4, Landmark, on behalf of the Issuer, instructed us to use the Investor Committee Memorandum as the Source.

For the purpose of comparing the square feet Compared Characteristic for Tenant Lease Number 5, Landmark, on behalf of the Issuer, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the square feet Compared Characteristic for Tenant Lease Number 6, Landmark, on behalf of the Issuer, instructed us to use the Site Visit Report as the Source.

xv.	For the purpose of comparing the critical load (MWs) Compared Characteristic for each Tenant Lease (except for Tenant Lease Numbers 3, 4, 8, 10 and 11), Landmark, on behalf of the Issuer, instructed us to use the Investor Committee Memorandum as the Source.

For the purpose of comparing the critical load (MWs) Compare Characteristic for Tenant Lease Numbers 3, 10 and 11, Landmark, on behalf of the Issuer, instructed us to recalculate critical load (MWs) by dividing:

a.	The critical load (kW), as shown in the Investor Committee Memorandum,

by

b.	1,000.

For the purpose of comparing the critical load (MWs) Compare Characteristic for Tenant Lease Numbers 4 and 8, Landmark, on behalf of the Issuer, instructed us to recalculate critical load (MWs) by dividing:

a.	The critical load (kW), as shown in the Lease Agreement,

by

b.	1,000.

Landmark, on behalf of the Issuer, instructed not to compare the critical load (MWs) Compared Characteristic for any Tenant Lease with a critical load (MWs) value of “0.000 MWs,” as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Landmark, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A

Provided Characteristics

Provided Characteristics
$/SF
% ABR
Alias
Asset Class
Calculated Escalator
Cap rate
Commencement Rent
Data Center Market
Entity
Escalator
Escalator Frequency
Escalator Type
Industry
LD Acquisition Date
Lease Execution Date
NTM Revenue
Parent Company/Power Purchaser
Profile
Rent schedule per month
Rent Per Month ($/sq ft)
Seasoning
Structure Type
YR 1 GRWTH
YR 2 GRWTH
YR 3 GRWTH
YR 4 GRWTH
YR 5 GRWTH

Note: We performed no procedures to determine the accuracy, completeness or reasonable of the Provided Characteristics.